U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 25, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Insurance Trust (the “Trust”)
File Nos. 333-93813 and 811-09761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund, Direxion VP Indexed Managed Futures Strategy Fund, Direxion VP Long/Short Global Currency Fund and Direxion Zacks VP MLP High Income Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents dated April 22, 2014 filed electronically as Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A on April 22, 2014.

If you have any questions concerning the foregoing, please contact Michael Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC